UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

PRET 2024-RPL2 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary/Narrative

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - ASF

Schedule 7 - Business Purpose Report

Schedule 8(a) - Compliance Report

Schedule 8(b) - Compliance Report

Schedule 9 - Credit Compliance Report

Schedule 10 - Compliance Summary (JCIII)

Schedule 11 - Exception Report (JCIII)

Schedule 12 - Itemized Report (JCIII)

Schedule 13(a) - Title Report

Schedule 13(b) - Title Report

Schedule 14 - Pay History Report

Schedule 15(a) - Modification Report

Schedule 15(b) - Modification Report

Schedule 15(c) - Modification Report

Schedule 16 - Loan Level Disposition

Schedule 17 - Exception Standard Report

99.2       Disclosures required by Rule 15Ga-2 for OneDiligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Securitization Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 9, 2024

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Michael Dente
	Name:	Michael Dente
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary/Narrative

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - ASF

Schedule 7 - Business Purpose Report

Schedule 8(a) - Compliance Report

Schedule 8(b) - Compliance Report

Schedule 9 - Credit Compliance Report

Schedule 10 - Compliance Summary (JCIII)

Schedule 11 - Exception Report (JCIII)

Schedule 12 - Itemized Report (JCIII)

Schedule 13(a) - Title Report

Schedule 13(b) - Title Report

Schedule 14 - Pay History Report

Schedule 15(a) - Modification Report

Schedule 15(b) - Modification Report

Schedule 15(c) - Modification Report

Schedule 16 - Loan Level Disposition

Schedule 17 - Exception Standard Report

99.2       Disclosures required by Rule 15Ga-2 for OneDiligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Securitization Report